Note 16 - Common Stock	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Common Stock [Text Block]
16.	Common stock

As per the Company’s Amended and Restated Articles of Incorporation, the Company is authorized to issue 200,000,000 shares of common stock, par value $0.01 per share.

Each outstanding share of common stock is entitled to one vote, either in person or by proxy, on all matters that  may be voted upon by their holders at meetings of the shareholders. Subject to preferences that  may be applicable to any outstanding preferred shares, holders of the Company’s common stock (i) have equal ratable rights to dividends from funds legally available therefore, if declared by the Board of Directors; (ii) are entitled to share ratably in all of the Company’s assets available for distribution upon liquidation, dissolution or winding up; and (iii) do not have preemptive, subscription or conversion rights or redemption or sinking fund provisions. All issued shares of the Company’s common stock when issued will be fully paid for and non-assessable. The rights, preferences and privileges of holders of common shares are subject to the rights of the holders of any preferred shares which the Company has issued or  may issue in the future.

During the year ended December 31, 2022, following the Company’s prospectus supplement filed with the SEC on  June 10, 2021, as further supplemented by the prospectus dated  October 12, 2021, the Company issued and sold at-the-market (ATM) 65,130 shares of common stock for gross proceeds net of commissions of $2.69 million.

On August 8, 2022, the Company announced that its Board of Directors has approved a share repurchase program for up to a total of $10 million of the Company's common stock. The original repurchase program approved in August 2022 had an initial duration of 12 months and was extended in August 2023 for an additional 12-month period and in August 2024 for another period of 12 months. Share repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of purchases under the program will be determined by management based upon market conditions and other factors. The program does not require the Company to purchase any specific number or amount of shares and  may be suspended or reinstated at any time at the Company's discretion and without notice. During the year ended  December 31, 2022, the Company under its share repurchase program repurchased and cancelled 140,301 common shares, in open market transactions, for an aggregate consideration of approximately $2.0 million. During the year ended  December 31, 2023, the Company under its share repurchase program repurchased and cancelled 129,303 common shares, in open market transactions, for an aggregate consideration of approximately $2.0 million. During the year ended December 31, 2024, the Company under its share repurchase program repurchased and cancelled 65,070 common shares, in open market transactions, for an aggregate consideration of approximately $1.3 million.

On October 10, 2023, the Company filed a prospectus supplement with the SEC and Company signed an equity distribution agreement with Alliance Global Partners (A.G.P.) in connection with the Company’s at-the-market offering program. Under this agreement the Company proposes to issue and sell through A.G.P. (as a sales agent) common shares, par value $0.01 per share, of the Company having an aggregate offering price up to $6,680,000. The shares consist entirely of authorized but unissued common shares to be issued and sold by the Company. During the years ended December 31, 2023 and 2024 no transaction has been completed under this agreement.

During the year ended  December 31, 2022, the Company issued 58,600 common shares to the Company’s directors and officers and employees of the Manager in connection with its equity incentive plan (Note 11).

During the year ended  December 31, 2023, the Company issued 59,100 common shares to the Company’s directors and officers and employees of the Manager in connection with its equity incentive plan (Note 11).

During the year ended  December 31, 2024, the Company issued 60,100 common shares to the Company’s directors and officers and employees of the Manager in connection with its equity incentive plan (Note 11).